Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Summary of financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefits
The following table presents the financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefit plan, which is unfunded. The Bank measures the benefit obligations and plan assets annually on each December 31 and therefore, the most recent measurement date is December 31, 2020.

	December 31, 2020		December 31, 2019		December 31, 2018
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Accumulated benefit obligation at end of year	179,018	128,167	168,791	110,347	148,966	117,203

Change in projected benefit obligation
Projected benefit obligation at beginning of year	168,791	110,347	148,966	117,203	179,613	127,687
Service cost	43	66	—	58	—	63
Interest cost	3,957	3,270	5,034	4,741	4,971	4,305
Benefits paid	(7,412)	(4,069)	(7,546)	(4,010)	(17,274)	(3,263)
Prior service cost	48	—	—	—	212	—
Plan amendment	—	—	—	2,369	—	—
Settlement and curtailment of liability	(7,505)	—	(2,549)	—	(1,825)	—
Actuarial (gain) loss	18,326	18,553	21,950	(10,014)	(12,423)	(11,589)
Foreign exchange translation adjustment	2,770	—	2,936	—	(4,308)	—
Projected benefit obligation at end of year	179,018	128,167	168,791	110,347	148,966	117,203

Change in plan assets
Fair value of plan assets at beginning of year	175,400	—	154,151	—	185,495	—
Actual return on plan assets	14,945	—	25,225	—	(11,618)	—
Employer contribution	2,917	4,069	2,605	4,010	3,653	3,263
Plan settlement	(5,903)		(2,043)	—	(1,608)	—
Benefits paid	(7,412)	(4,069)	(7,546)	(4,010)	(17,274)	(3,263)
Foreign exchange translation adjustment	2,569	—	3,008	—	(4,497)	—
Fair value of plan assets at end of year	182,516	—	175,400	—	154,151	—

Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	6,610	—	6,609	—	5,185	—
Accrued pension benefit cost included in employee benefit plans liability	(3,112)	(128,167)	—	(110,347)	—	(117,203)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	3,498	(128,167)	6,609	(110,347)	5,185	(117,203)

Schedule of amounts recognized in accumulated other comprehensive loss

		Year ended
		December 31, 2020		December 31, 2019		December 31, 2018
		Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial gain (loss), excluding deferred taxes		(73,506)	(21,213)	(67,118)	(2,660)	(65,506)	(12,946)
Net prior service credit (cost)		(226)	(7,866)	(190)	(8,390)	(202)	(6,397)
Deferred income taxes assets (liabilities)		1,477	—	996	—	816	—
Net amount recognized in accumulated other comprehensive loss		(72,255)	(29,079)	(66,312)	(11,050)	(64,892)	(19,343)

Annual Benefit Expense
Expense component	Line item in the consolidated statements of operations
Service cost	Salaries and other employee benefits	97	66	—	58	—	63
Interest cost	Non-service employee benefits expense	3,960	3,270	5,034	4,741	4,971	4,305
Expected return on plan assets	Non-service employee benefits expense	(7,547)	N/A	(7,563)	—	(8,720)	—
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,412	—	2,197	272	2,106	2,615
Amortization of prior service (credit) loss	Non-service employee benefits expense	21	524	20	376	—	39
(Gain) loss on settlement	Net other gains (losses)/Non-service employee benefits expense	1,326	—	572	—	1,757	—
Defined benefit (income) expense		269	3,860	260	5,447	114	7,022
Defined contribution expense		8,933	—	8,340	—	7,442	—
Total benefit (income) expense		9,202	3,860	8,600	5,447	7,556	7,022
The components of benefit expense (income) other than the service cost component are included in the line item non-service employee benefits expense in the consolidated statements of operations.

Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year		(8,363)	(18,553)	(3,472)	10,014	(5,987)	11,589
Prior service credit (cost) arising during the year		(47)	—	—	(2,369)	(212)	—
Amortization of net actuarial (gains) losses		2,412	—	2,407	272	2,106	2,615
Amortization of prior service (credit) cost		20	524	19	376	—	39
Change in deferred taxes		456	—	149	—	(298)	—
Foreign exchange adjustment		(421)	—	(523)	—	840	—
Total changes recognized in other comprehensive income (loss)		(5,943)	(18,029)	(1,420)	8,293	(3,551)	14,243

Schedule of actuarial assumptions
Actuarial Assumptions

	Year ended
	December 31, 2020		December 31, 2019		December 31, 2018
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	2.65%	3.38%	3.65%	4.40%	3.05%	3.73%
Weighted average rate of compensation increases [1]	2.30%	N/A	2.50%	N/A	2.50%	N/A
Weighted average expected long-term rate of return on plan assets	4.60%	N/A	5.00%	N/A	4.70%	N/A
Weighted average annual medical cost increase rate	N/A	7.3% to 4.5% in 2040	N/A	7.5% to 4.5% in 2035	N/A	7.7% to 4.5% in 2035

Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	1.90%	2.53%	2.65%	3.38%	3.65%	4.40%
Weighted average rate of compensation increases [1]	2.20%	N/A	2.30%	N/A	2.50%	N/A
Weighted average annual medical cost increase rate	N/A	7.2% to 4.5% in 2040	N/A	7.3% to 4.5% in 2040	N/A	7.5% to 4.5% in 2035
[1] Only the UK subsidiary plan is impacted by potential future compensation increases.

Schedule of allocation of plan assets

	December 31, 2020		December 31, 2019
Weighted average actual and target asset allocations of the pension plans by asset category	Actual allocation	Target allocation	Actual allocation	Target allocation
Debt securities (including debt mutual funds)	37%	30%	32%	36%
Equity securities (including equity mutual funds)	50%	52%	51%	47%
Other	13%	18%	17%	17%
Total	100%	100%	100%	100%
The following table presents the fair value of the plans' assets by category and level of inputs used in their respective fair value determination as described in "Note 2: Significant accounting policies", except the level 3 security, for which the valuation determination is described following the below table:

	December 31, 2020				December 31, 2019
	Fair value determination				Fair value determination
	Level 1	Level 2	Level 3	Total fair value	Level 1	Level 2	Level 3	Total fair value
US government and federal agencies	—	21,566	—	21,566	—	19,445	—	19,445
Non-US governments debt securities	—	1,132	—	1,132	—	1,089	—	1,089
Corporate debt securities	—	45,871	—	45,871	—	35,688	—	35,688
Equity securities and mutual funds	925	90,574	—	91,499	1,112	88,631	—	89,743
Other	727	226	21,495	22,448	10,049	406	18,980	29,435
Total fair value of plans' assets	1,652	159,369	21,495	182,516	11,161	145,259	18,980	175,400

Schedule of expected benefit payments
Estimated 2021 Bank contribution to and estimated benefit payments for the next ten years under the pension and post-retirement medical benefit plans are as follows:

	Pension plans	Post- retirement medical benefit plan
Estimated Bank contributions for the full year ending December 31, 2021	3,000	—
Estimated benefit payments by year:
2021	7,400	4,538
2022	7,400	4,763
2023	7,300	4,992
2024	7,200	5,216
2025	7,200	5,447
2026-2030	34,500	30,034